OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
External revenue	$ 4,203.3	$ 3,371.3
Depreciation and amortization	342.2	310.5
Impairment (reversal) of non-financial assets – net	(2.4)	41.8
Share of after-tax profit of equity accounted investees	53.2	48.5
Operating income	474.0	284.2
Operating segments
Disclosure of operating segments [line items]
External revenue	4,203.3	3,371.3
Depreciation and amortization	342.2	310.5
Impairment (reversal) of non-financial assets – net	(2.4)	41.8
Share of after-tax profit of equity accounted investees	53.2	48.5
Operating income	474.0	284.2
Adjusted segment operating income	548.1	444.5
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
External revenue	2,166.4	1,617.8
Depreciation and amortization	243.4	224.1
Impairment (reversal) of non-financial assets – net	1.2	34.5
Share of after-tax profit of equity accounted investees	47.0	42.1
Operating income	430.3	224.1
Adjusted segment operating income	485.3	314.7
Operating segments | Defense and Security
Disclosure of operating segments [line items]
External revenue	1,844.2	1,602.1
Depreciation and amortization	86.8	73.4
Impairment (reversal) of non-financial assets – net	(3.5)	3.0
Share of after-tax profit of equity accounted investees	6.2	6.4
Operating income	35.7	56.0
Adjusted segment operating income	53.1	119.2
Operating segments | Healthcare
Disclosure of operating segments [line items]
External revenue	192.7	151.4
Depreciation and amortization	12.0	13.0
Impairment (reversal) of non-financial assets – net	(0.1)	4.3
Share of after-tax profit of equity accounted investees	0.0	0.0
Operating income	8.0	4.1
Adjusted segment operating income	$ 9.7	$ 10.6